ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

May 9, 2016	Elizabeth J. Reza T +1 617 951 7919 F +1 617 235 0508 elizabeth.reza@ropesgray.com

BY EDGAR

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

Re:	Stone Ridge Trust V (the “Trust”) (File Nos. 333-208513 and 811-23120)

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 3 to the Trust’s Registration Statement (File No. 333-208513) on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 3 to the Trust’s Registration Statement (File No. 811-23120) pursuant to the Investment Company Act of 1940, as amended, on behalf of Stone Ridge Trust V, a Delaware statutory trust.

This pre-effective amendment is being filed for the purposes of responding to comments from the staff of the Securities and Exchange Commission, to register additional shares and to make certain other changes. This filing has been marked to indicate changes made from the filing of Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on March 23, 2016.

Pursuant to Section 6 of the Securities Act, we have calculated the registration fees and have transmitted such fees in the amount of $251,649.30 through the FEDWIRE system to the Securities and Exchange Commission’s account at U.S. Bank.

Accompanying Pre-Effective Amendment No. 3, both the Trust and the distributor of the Trust formally request that the effectiveness of the Trust’s Registration Statement on Form N-2 be accelerated to Monday, May 9, 2016, or as soon thereafter as practicable.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7919.

Securities and Exchange Commission	- 2 -	May 9, 2016

Very truly yours,

/s/ Elizabeth J. Reza

Elizabeth J. Reza

cc:	Lauren Macioce

  James Rothwell